Summary of Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 12,494	$ 9,250	$ 7,957
Provision	20,392	18,286	12,902
Write-Offs	(21,395)	(15,042)	(11,609)
Balance at end of Period	$ 11,491	$ 12,494	$ 9,250